Debt facilities (Details) - Schedule of term loan and PPP loan payments - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fiscal Year
Remainder of 2021	$ 9,244,903	$ 10,323,138
2022	18,448,397	18,731,273
2023	16,333,333	16,333,333
2024	8,166,667	6,805,556
2025
Total	$ 52,193,300	$ 52,193,300